Notes Receivable	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Notes Receivable

(6) Notes Receivable

Prior to December 31, 2015, the Company had various notes receivable from franchisees to facilitate ongoing business. Notes receivable consisted of unpaid principal and accrued interest. There were two notes receivable as of December 31, 2014, with maturity dates ranging from July 1, 2015 to February 1, 2018, however, all notes receivable were settled in cash during 2015; as such, no amounts are outstanding as of December 31, 2015.